UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 1, 2006

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:       SHAPIRO CAPITAL MANAGEMENT LLC
           ----------------------------------
Address:   3060 PEACHTREE ROAD, NW SUITE 1555
           ----------------------------------
           ATLANTA GA  30066
           ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:        MICHAEL MCCARTHY
             ----------------
Title:       PRINCIPAL
             ----------------
Phone:       404-842-9600
             ----------------

Signature, Place, and Date of Signing:


   [Signature]               [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 06/30/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             49


Form 13F Information Table Value Total           2055836
                                               (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]



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                                                                   FORM 13F


                                                                                                           (SEC USE ONLY)
Page 1 of 2                   Name of Reporting Manager :                                   Shapiro Capital Management Company, Inc
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      Item 1:              Item 2:    Item 3:          Item 4:         Item 5:  Item 6  Item 7             Item 8
                                                                                                      Voting Authority (shares)
                                                                                                ------------------------------------
                                                        Fair         Shares of
                           Title of   CUSIP            Market        Principal  (a)   Investment
Name of Issuer              Class    Number            Value           Amount   Sole  Discretion  (a) Sole       (b)Shared  (c) None
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
Sierra Pacific Resources   Common   826428104      $122,481,520      8,748,680   x                 7,339,070       1,409,610
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Nalco Holding Co           Common   62985Q101      $120,266,218      6,821,680   x                 5,682,779       1,138,901
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Ralcorp Holdings           Common   751028101      $113,708,208      2,673,600   x                 2,246,600         427,000
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Steris Corp                Common   859152100      $112,173,548      4,906,979   x                 4,071,475         835,504
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Cox Radio Inc Cl A         Cl A
                           Common   224051102      $109,650,747      7,604,074   x                 6,491,892       1,112,182
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Molson Coors Brewing       Cl B
    Co Cl B                Common   60871R209      $107,979,758      1,590,745   x                 1,358,290         232,455
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Cooper Companies,          Common   216648402      $104,010,193      2,348,390   x                 1,941,340         407,050
   Inc. (The)
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Internet Sec Sys Inc       Common   46060X107      $103,345,050      5,482,496   x                 4,550,778         931,718
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MoneyGram Intl Inc         Common   60935Y109      $100,723,122      2,966,808   x                 2,536,155         430,653
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Andrew Corp                Common   034425108       $95,529,672     10,782,130   x                 8,992,880       1,789,250
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LifePoint Hosps Inc        Common   53219L109       $92,257,022      2,871,367   x                 2,384,435         486,932
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Rent-A-Center, Inc.        Common   76009N100       $87,162,342      3,506,128   x                 3,006,762         499,366
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FMC Corp                   Common   302491303       $80,582,797      1,251,480   x                 1,086,480         165,000
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Mosaic Co.                 Common   61945A107       $79,948,933      5,108,558   x                 4,298,729         809,829
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Cooper Tire & Rubber       Common   216831107       $78,115,765      7,012,187   x                 5,853,704       1,158,483
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Odyssey Healthcare Inc     Common   67611V101       $72,827,826      4,145,010   x                 3,499,735         645,275
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US Cellular Corp           Common   911684108       $67,625,843      1,115,938   x                   936,318         179,620
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PNM Resources Inc.         Common   69349h107       $67,546,153      2,706,176   x                 2,166,720         539,456
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Checkpoint Systems Inc     Common   162825103       $56,966,318      2,564,895   x                 2,093,445         471,450
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Abbott Labs                Common   002824100       $39,741,357        911,290   x                   699,125         212,165
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Discovery Holding
   Company Cl A  Cl A       Common   25468Y107       $36,737,057      2,511,077   x                 2,043,460         467,617
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Live Nation                Common   538034109       $31,381,886      1,541,350   x                 1,219,750         321,600
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Montpelier Re Holdings     Common   g62185106       $28,993,601      1,676,900   x                 1,393,300         283,600
   Ltd
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Platinum Undrwritrs        Common   g7127p100       $27,507,138        983,100   x                   808,400         174,700
   Hldg
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   SubTotal Page 1                               $1,937,262,072     91,831,038                    76,701,622      15,129,416
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Page 2 of 2
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      Item 1:              Item 2:    Item 3:          Item 4:         Item 5:  Item 6  Item 7             Item 8
                                                                                                      Voting Authority (shares)
                                                                                                ------------------------------------
                                                        Fair         Shares of
                           Title of   CUSIP            Market        Principal  (a)   Investment
Name of Issuer              Class    Number            Value           Amount   Sole  Discretion  (a) Sole       (b)Shared  (c) None
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Time Warner Inc.           Common   887317105       $24,385,067     1,409,541   x                   846,750         562,791
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Mine Safety Appliances C   Common   602720104       $18,403,560       457,800   x                   377,500          80,300
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Schering Plough Corp       Common   806605101       $14,129,775       742,500   x                   590,200         152,300
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Teco Energy, Inc.          Common   872375100       $12,424,672       831,638   x                   831,638               0
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Kraft Foods Inc Va         Common   50075n104       $12,406,350       401,500   x                   311,400          90,100
   Cl A
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Anheuser Busch Cos Inc     Common   035229103       $11,301,829       247,901   x                   157,650          90,251
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Liberty Media Holding
  Capital Ser A            Cl A
                           Common   53071m302        $5,288,484        63,131   x                    36,470          26,661
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Liberty Media              Cl A
   Interactive A           Common   53071m104        $5,245,711       303,923   x                   182,350         121,573
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Clear Channel              Common   184502102        $2,321,250        75,000   x                         0          75,000
   Communications
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Viasys Healthcare          Common   92553Q209        $2,008,576        78,460   x                    50,410          28,050
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OGE Energy Corp            Common   670837103        $1,529,060        43,650   x                    20,550          23,100
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Comcast Corp-Special       Cl A
   Cl A                    Common   20030n101        $1,510,362        46,132   x                         0          46,132
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Avaya Inc.                 Common   053499109        $1,218,514       106,700   x                         0         106,700
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Cincinnati Bell Inc        Common   171871106        $1,161,735       283,350   x                   193,900          89,450
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Pfizer                     Common   717081103        $1,050,413        44,756   x                         0          44,756
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Berkshire Hathaway Inc.
  Class B                  Class B
                           Common   084670207          $842,911          277                             0             277
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Telephone And Data         Common   879433100          $740,646        17,890   x                         0          17,890
  Systems
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Compass Minerals
  International, Inc.      Common   20451N101          $551,395        22,100   x                     9,200          12,900
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Spdr Trust Series 1        Common   78462F103          $388,815         3,056   x                         0           3,056
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KENNAMETAL INC COM         Common   489170100          $379,725         6,100   x                         0           6,100
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Cincinnati Bell 6.75%      Preferred   171871403          $365,500      8,500   x                         0           8,500
   Series B
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Microsoft Corp             Common   594918104          $271,724        11,662   x                         0          11,662
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COCA COLA BOTTLNG          Common   191098102          $218,819         4,310   x                         0           4,310
   CONS COM
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MGI Pharma Inc.            Common   552880106          $215,000        10,000   x                         0          10,000
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Conagra Foods, Inc.        Common   205887102          $214,467         9,700   x                         0           9,700
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                SubTotal Page 2                    $118,574,358     5,229,577                     3,608,018       1,621,559
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                  Grand Total                    $2,055,836,430    97,060,615                    80,309,640      16,750,975
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                     Page 1           25
                     Page 2           24
                                                            49
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